Consolidated Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Diluted weighted average shares outstanding (in Shares)					28,750,000	22,191,781
Diluted net income per share					$ 0.27	$ 0.18
Class A Common Stock Redeemable Shares
Diluted weighted average shares outstanding (in Shares)	2,100,481	28,750,000	2,100,481	28,750,000
Diluted net income per share	$ (0.09)	$ 0.04	$ 0.02	$ 0.21
Class A Common Stock Non-Redeemable Shares
Diluted weighted average shares outstanding (in Shares)	7,047,500	28,750,000	6,303,233	28,750,000
Diluted net income per share	$ (0.09)	$ 0.04	$ 0.02	$ 0.21
Class B Common Stock
Diluted weighted average shares outstanding (in Shares)	140,000	7,187,500	1,975,557	7,187,500	7,187,500	7,187,500
Diluted net income per share	$ (0.09)	$ 0.04	$ 0.02	$ 0.21	$ 0.27	$ 0.18